Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS – 94.5%

Basic Materials – 9.8%
Arsenal AIC Parent LLC, 0.00%, (SOFR + 0.00%), 07/27/30(1)	$350,000	$349,689
Arsenal AIC Parent LLC, 9.88%, (1-Month SOFR + 4.50%), 07/27/30(2)	500,000	499,555
Chemours Co. (The), 8.82%, (1-Month SOFR + 3.50%), 08/10/28(2)	700,000	682,500
Cyanco Intermediate 2 Corp., 0.00%, (SOFR + 0.00%), 06/29/28(1)	110,000	109,622
Cyanco Intermediate 2 Corp., 10.07%, (1-Month SOFR + 4.75%), 06/29/28(2)	500,000	498,282
Domtar Corp., 10.95%, (1-Month SOFR + 5.61%), 11/30/28(2)	1,580,765	1,575,035
INEOS Enterprises Holdings US Finco LLC, 9.27%, (3-Month SOFR + 3.85%), 06/23/30(2)	500,000	491,250
INEOS US Finance LLC, 8.92%, (1-Month SOFR + 3.60%), 02/18/30(2)	997,500	977,425
LSF11 A5 Holdco LLC, 9.67%, (1-Month SOFR + 4.35%), 10/15/28(2)	498,750	490,179
Manchester Acquisition Sub LLC, 11.31%, (3-Month SOFR + 5.90%), 11/16/26(2)	983,485	890,669
Mativ Holdings, Inc., 9.19%, (1-Month SOFR + 3.86%), 04/20/28(2)	1,090,747	1,077,113
SK Neptune Husky Group Sarl, 10.54%, (3-Month SOFR + 5.15%), 01/03/29(2)	858,615	599,957
Tronox Finance LLC, 8.82%, (1-Month SOFR + 3.50%), 08/11/28(2)	650,000	641,472
Total Basic Materials		8,882,748
Communications – 13.6%
ABG Intermediate Holdings 2 LLC, 9.42%, (1-Month SOFR + 4.10%), 12/21/28(2)	837,623	837,276
ABG Intermediate Holdings 2 LLC, 9.43%, (1-Month SOFR + 4.00%), 12/21/28(2)	160,494	160,427
Altice Financing SA, 10.39%, (3-Month SOFR + 5.00%), 10/31/27(2)	648,367	607,844
Altice France SA, 10.89%, (3-Month SOFR + 5.50%), 08/15/28(2)	997,494	888,393
Ciena Corp., 0.00%, (SOFR + 0.00%), 10/20/30(1)	500,000	500,887
Cogeco Communications USA II LP, 8.57%, (1-Month SOFR + 3.25%), 09/15/30(2)	185,000	182,179
Connect Finco SARL, 0.00%, (SOFR + 0.00%), 12/11/26(1)	200,000	195,532
Connect Finco SARL, 8.82%, (1-Month SOFR + 3.50%), 12/11/26(2)	845,408	826,522
Consolidated Communications, Inc., 8.94%, (1-Month SOFR + 3.50%), 10/02/27(2)	400,000	360,952
CSC Holdings LLC, 9.83%, (1-Month SOFR + 4.50%), 01/17/28(2)	997,487	933,688
Digital Media Solutions LLC, 16.65%, (3-Month SOFR + 11.26%), 05/25/26(2)	436,365	300,001
LendingTree LLC, 9.19%, (1-Month SOFR + 3.86%), 09/15/28(2)	740,625	611,941
Lumen Technologies, Inc., 7.69%, (1-Month SOFR + 2.36%), 03/15/27(2)	993,636	752,833
MH Sub I LLC, 9.57%, (1-Month SOFR + 4.25%), 04/25/28(2)	498,750	477,448
Security Description	Principal	Value
TERM LOANS (continued)

Communications (continued)
Patagonia Holdco LLC, 11.12%, (3-Month SOFR + 5.75%), 08/01/29(2)	$455,662	$395,287
Radiate Holdco LLC, 8.69%, (1-Month SOFR + 3.25%), 09/25/26(2)	795,252	660,211
Sinclair Television Group, Inc., 8.44%, (1-Month SOFR + 3.11%), 04/01/28(2)	99,491	70,577
Summer BC Holdco B SARL, 10.15%, (3-Month SOFR + 4.76%), 12/04/26(2)	736,851	709,105
Venga Finance Sarl, 10.43%, (3-Month SOFR + 5.01%), 11/05/25(2)	696,482	689,664
Venga Finance Sarl, 0.00%, (SOFR + 0.00%), 11/03/28(1)	44,887	44,447
Virgin Media Bristol LLC, 8.79%, (6-Month SOFR + 3.35%), 03/31/31(2)	900,000	882,139
Zacapa SARL, 0.00%, (SOFR + 0.00%), 02/10/29(1)	200,000	197,500
Zacapa SARL, 9.39%, (3-Month SOFR + 4.00%), 03/22/29(2)	1,084,981	1,071,419
Total Communications		12,356,272
Consumer, Cyclical – 12.0%
AAdvantage Loyalty IP Ltd., 0.00%, (SOFR + 0.00%), 04/20/28(1)	95,000	96,484
AAdvantage Loyalty IP Ltd., 10.43%, (3-Month SOFR + 5.01%), 04/20/28(2)	1,620,000	1,645,312
Allen Media LLC, 10.89%, (3-Month SOFR + 5.50%), 02/10/27(2)	695,368	617,139
American Axle & Manufacturing, Inc., 8.94%, (1-Month SOFR + 3.60%), 12/06/29(2)	241,035	240,534
American Axle & Manufacturing, Inc., 9.01%, (3-Month SOFR + 3.60%), 12/06/29(2)	361,723	360,970
Bombardier Recreational Products, Inc., 8.07%, (1-Month SOFR + 2.75%), 12/31/29(2)	792,015	791,274
Golden Entertainment, Inc., 8.18%, (1-Month SOFR + 2.85%), 05/19/30(2)	698,250	697,957
Mileage Plus Holdings LLC, 10.80%, (3-Month SOFR + 5.40%), 06/21/27(2)	1,341,176	1,384,376
Oravel Stays Singapore Pte Ltd., 13.91%, (3-Month SOFR + 8.51%), 06/23/26(2)	496,193	439,131
Phinia, Inc., 9.49%, (3-Month SOFR + 4.10%), 06/08/28(2)	700,000	701,750
Playa Resorts Holding BV, 9.58%, (1-Month SOFR + 4.25%), 11/23/28(2)	1,488,750	1,485,266
Recess Holdings, Inc., 9.38%, (3-Month SOFR + 4.00%), 03/17/27(2)	460,000	459,138
Scientific Games International, Inc., 8.43%, (1-Month SOFR + 3.10%), 04/13/29(2)	592,500	592,687
Topgolf Callaway Brands Corp., 8.92%, (1-Month SOFR + 3.60%), 03/15/30(2)	696,500	694,181
Windsor Holdings III LLC, 9.81%, (1-Month SOFR + 4.50%), 06/21/30(2)	700,000	698,813
Total Consumer, Cyclical		10,905,012
Consumer, Non-cyclical – 10.2%
Adtalem Global Education, Inc., 9.44%, (1-Month SOFR + 4.11%), 02/12/28(2)	429,245	429,567

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Non-cyclical (continued)
AHP Health Partners, Inc., 8.94%, (1-Month SOFR + 3.61%), 08/24/28(2)	$980,000	$980,613
Employbridge LLC, 10.40%, (3-Month SOFR + 5.01%), 07/19/28(2)	1,250	1,083
Employbridge LLC, 10.41%, (3-Month SOFR + 5.01%), 07/19/28(2)	488,750	423,624
Fortrea Holdings, Inc., 9.07%, (1-Month SOFR + 3.75%), 06/12/30(2)	598,500	598,781
Fugue Finance LLC, 9.35%, (2-Month SOFR + 4.00%), 11/30/23(2)	746,250	746,250
Indivior Finance Sarl, 10.90%, (3-Month SOFR + 5.51%), 06/30/26(2)	488,750	488,139
MPH Acquisition Holdings LLC, 9.92%, (3-Month SOFR + 4.51%), 08/17/28(2)	735,000	683,906
National Mentor Holdings, Inc., 9.17%, (1-Month SOFR + 3.85%), 02/18/28(2)	453,279	396,762
National Mentor Holdings, Inc., 9.24%, (3-Month SOFR + 3.85%), 02/18/28(2)	112,727	98,672
National Mentor Holdings, Inc., 9.24%, (3-Month SOFR + 3.85%), 03/02/28(2)	2,174	1,903
OMNIA Partners LLC, 9.63%, (3-Month SOFR + 4.25%), 07/18/30(2)	457,064	457,064
OMNIA Partners LLC, 9.60%, (3-Month SOFR + 4.25%), 07/19/30(2)	42,936	42,936
Onex TSG Intermediate Corp., 10.39%, (3-Month SOFR + 4.75%), 02/23/28(2)	743,033	688,238
Primary Products Finance LLC, 9.55%, (3-Month SOFR + 4.15%), 10/25/28(2)	497,481	496,372
Sabre GLBL, Inc., 10.42%, (1-Month SOFR + 5.10%), 06/30/28(2)	970,392	829,685
Signal Parent, Inc., 0.00%, (SOFR + 0.00%), 04/03/28(1)	508,699	415,861
Signal Parent, Inc., 8.92%, (1-Month SOFR + 3.60%), 04/03/28(2)	293,250	239,732
Star Parent, Inc., 9.39%, (1-Month SOFR + 4.00%), 09/19/30(2)	320,000	305,922
TTF Holdings LLC, 9.44%, (1-Month SOFR + 4.11%), 03/31/28(2)	871,713	872,262
Total Consumer, Non-cyclical		9,197,372
Diversified – 1.9%
Belfor Holdings, Inc., 9.57%, (1-Month SOFR + 4.25%), 04/06/26(2)	397,985	398,731
Belfor Holdings, Inc., 0.00%, (SOFR + 0.00%), 10/25/30(1)	1,000,000	1,000,000
Clue Opco LLC, 0.00%, (SOFR + 0.00%), 09/20/30(1)	290,000	277,555
Total Diversified		1,676,286
Energy – 5.8%
AL NGPL Holdings LLC, 9.34%, (1-Month SOFR + 4.01%), 04/13/28(2)	495,676	494,023
GIP III Stetson I LP, 0.00%, (SOFR + 0.00%), 10/31/28(1)	700,000	696,717
New Fortress Energy, Inc., 0.00%, (SOFR + 0.00%), 10/30/28(1)	1,000,000	925,000
Oxbow Carbon LLC, 9.32%, (1-Month SOFR + 4.00%), 05/05/30(2)	375,000	375,469
Security Description	Principal	Value
TERM LOANS (continued)

Energy (continued)
Oxbow Carbon LLC, 9.49%, (3-Month SOFR + 4.10%), 05/05/30(2)	$373,125	$373,591
Par Petroleum LLC, 9.77%, (3-Month SOFR + 4.35%), 02/14/30(2)	945,250	944,068
WaterBridge Midstream Operating LLC, 11.36%, (3-Month SOFR + 6.01%), 06/18/26(2)	212,054	212,349
WaterBridge Midstream Operating LLC, 11.39%, (3-Month SOFR + 6.01%), 06/22/26(2)	1,271,773	1,273,541
Total Energy		5,294,758
Financials – 12.6%
Acrisure LLC, 0.00%, (SOFR + 0.00%), 10/20/30(1)	500,000	495,833
Altisource Sarl, 14.24%, (3-Month SOFR + 8.85%), 04/30/25(2)	449,764	363,184
Aretec Group, Inc., 0.00%, (SOFR + 0.00%), 03/07/30(1)	1,000,000	973,750
AssuredPartners, Inc., 0.00%, (SOFR + 0.00%), 02/13/27(1)	799,706	797,870
Asurion LLC, 9.67%, (1-Month SOFR + 4.35%), 08/19/28(2)	997,494	954,791
Asurion LLC, 10.69%, (1-Month SOFR + 5.36%), 01/20/29(2)	500,000	429,152
Citadel Securities LP, 7.94%, (1-Month SOFR + 2.61%), 07/25/30(2)	1,496,250	1,492,614
Cushman & Wakefield US Borrower LLC, 9.32%, (1-Month SOFR + 4.00%), 01/31/30(2)	1,000,000	962,500
Delos Aircraft Leasing DAC, 7.40%, (3-Month SOFR + 2.00%), 10/31/27(2)	305,000	305,334
DRW Holdings LLC, 9.19%, (1-Month SOFR + 3.86%), 02/23/28(2)	843,939	842,623
FinCo I LLC, 8.38%, (3-Month SOFR + 3.00%), 06/27/28(2)	598,500	599,063
Guardian US Holdco LLC, 9.39%, (3-Month SOFR + 4.00%), 01/31/30(2)	698,250	697,957
Hightower Holding LLC, 9.38%, (3-Month SOFR + 4.00%), 04/16/28(2)	490,000	481,425
Hudson River Trading LLC, 8.44%, (1-Month SOFR + 3.11%), 03/20/28(2)	498,721	492,278
Mermaid Bidco, Inc., 9.90%, (3-Month SOFR + 4.50%), 12/22/27(2)	497,500	497,500
Superannuation & Investments US LLC, 9.19%, (1-Month SOFR + 3.86%), 10/31/28(2)	982,500	982,009
Total Financials		11,367,883
Industrials – 14.5%
ASP LS Acquisition Corp., 10.40%, (6-Month SOFR + 4.93%), 04/30/28(2)	297,722	267,949
ASP LS Acquisition Corp., 13.40%, (6-Month SOFR + 7.93%), 04/30/29(2)	800,000	656,000
Barnes Group, Inc., 8.42%, (1-Month SOFR + 3.10%), 10/01/30(2)	1,000,000	991,250
Berry Global, Inc., 7.20%, (1-Month SOFR + 1.86%), 07/01/29(2)	500,000	496,315

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Industrials (continued)
Cobham Ultra US Co-Borrower LLC, 9.36%, (6-Month SOFR + 3.93%), 08/06/29(2)	$893,267	$868,925
Coherent Corp., 8.19%, (1-Month SOFR + 2.86%), 07/02/29(2)	450,024	449,813
CPM Holdings, Inc., 9.83%, (1-Month SOFR + 4.50%), 09/30/30(2)	140,000	140,105
Creation Technologies, Inc., 11.18%, (3-Month SOFR + 5.76%), 09/14/28(2)	945,454	894,636
Dynasty Acquisition Co., Inc., 9.32%, (1-Month SOFR + 4.00%), 08/24/28(2)	558,600	552,874
Foley Products Co. LLC, 10.29%, (3-Month SOFR + 4.90%), 12/29/28(2)	523,781	523,322
Kloeckner Pentaplast of America, Inc., 10.48%, (6-Month SOFR + 4.98%), 02/04/26(2)	889,371	842,679
LSF11 Trinity Bidco, Inc., 9.83%, (1-Month SOFR + 4.50%), 04/26/30(2)	997,500	996,253
Oscar Acquisitionco LLC, 9.99%, (3-Month SOFR + 4.60%), 04/29/29(2)	1,237,500	1,207,466
Rand Parent LLC, 9.64%, (3-Month SOFR + 4.25%), 02/08/30(2)	1,492,500	1,441,203
Smyrna Ready Mix Concrete LLC, 9.67%, (1-Month SOFR + 4.35%), 04/02/29(2)	1,486,212	1,489,928
Standard Aero Ltd., 9.32%, (1-Month SOFR + 4.00%), 08/24/28(2)	239,400	236,946
Trident TPI Holdings, Inc., 9.89%, (3-Month SOFR + 4.50%), 09/15/28(2)	498,750	497,690
TTM Technologies, Inc., 8.06%, (1-Month SOFR + 2.75%), 06/30/30(2)	598,500	598,874
Total Industrials		13,152,228
Technology – 10.0%
Amentum Government Services Holdings LLC, 9.33%, (1-Month SOFR + 4.00%), 02/10/29(2)	493,750	484,339
AppLovin Corp., 8.42%, (1-Month SOFR + 3.10%), 08/14/30(2)	1,097,250	1,095,094
Capstone Borrower, Inc., 9.14%, (3-Month SOFR + 3.75%), 05/18/30(2)	1,000,000	993,750
Cloud Software Group, Inc., 0.00%, (SOFR + 0.00%), 09/29/28(1)	200,000	190,278
Cloud Software Group, Inc., 9.99%, (3-Month SOFR + 4.60%), 09/29/28(2)	1,541,283	1,466,361
Cloud Software Group, Inc., 9.99%, (2-Month SOFR + 4.60%), 09/29/28(2)	4,359	4,147
MKS Instruments, Inc., 7.82%, (1-Month SOFR + 2.50%), 08/29/29(2)	704,866	701,342
Open Text Corp., 8.17%, (1-Month SOFR + 2.85%), 01/31/30(2)	726,976	727,230
Orchid Merger Sub II LLC, 10.23%, (SOFR + 4.90%), 07/27/27(2)	462,500	325,290
Peraton Corp., 9.17%, (1-Month SOFR + 3.85%), 02/01/28(2)	1,015,424	998,131
Peraton Corp., 13.23%, (3-Month SOFR + 7.85%), 02/01/29(2)	497,674	481,500
Quartz Acquireco LLC, 8.83%, (1-Month SOFR + 3.50%), 04/14/30(2)	625,000	625,000
Security Description	Principal/Shares	Value
TERM LOANS (continued)

Technology (continued)
UST Global, Inc., 8.93%, (1-Month SOFR + 3.93%), 11/02/28(2)	$985,884	$982,803
Total Technology		9,075,265
Utilities – 4.1%
Granite Generation LLC, 9.19%, (1-Month SOFR + 3.86%), 11/09/26(2)	966,805	951,244
Helix Gen Funding LLC, 10.07%, (3-Month SOFR + 4.75%), 12/03/27(2)	235,189	235,466
Invenergy Thermal Operating I LLC, 9.94%, (SOFR + 4.61%), 08/03/29(2)	750,000	752,228
Lackawanna Energy Center LLC, 10.32%, (1-Month SOFR + 5.00%), 07/20/29(2)	1,267,389	1,252,078
Talen Energy Supply LLC, 9.88%, (3-Month SOFR + 4.50%), 05/27/30(2)	499,310	500,471
Total Utilities		3,691,487
Total Term Loans
(Cost $86,407,939)		85,599,311

CORPORATE BONDS – 4.1%

Communications – 0.2%
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	192,679

Consumer, Cyclical – 0.8%
Foot Locker, Inc., 4.00%, 10/01/29(3)	1,000,000	736,265

Consumer, Non-cyclical – 1.2%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(3)	250,000	98,548
Tenet Healthcare Corp., 6.13%, 10/01/28	1,000,000	928,380
Total Consumer, Non-cyclical		1,026,928
Financials – 0.7%
SBA Communications Corp., 3.13%, 02/01/29	750,000	620,856

Industrials – 0.5%
Graham Packaging Co., Inc., 7.13%, 08/15/28(3)	600,000	460,314

Technology – 0.7%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	750,000	627,629

Total Corporate Bonds
(Cost $4,460,511)		3,664,671

WARRANT - 0.0%(4)
Financials - 0.0%(4)
Altisource Sarl, expiring 02/14/28
(Cost $–)	5,226	19,598
TOTAL INVESTMENTS - 98.6%
(Cost $90,868,450)		89,283,580
Other Assets in Excess of Liabilities - 1.4%		1,262,110
Net Assets - 100.0%		$90,545,690

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2023 (unaudited)

(1)	The loan will settle after October 31, 2023. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2023, the aggregate value of these securities was $1,487,806, or 1.6% of net assets.
(4)	Amount rounds to less than 0.05%.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$85,599,311	$—	$85,599,311
Corporate Bonds	—	3,664,671	—	3,664,671
Warrant	—	19,598	—	19,598
Total	$—	$89,283,580	$—	$89,283,580